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                       SUPPLEMENT DATED AUGUST 23, 2002
                                      TO
                  MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002

                                   Issued by
                    MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective August 23, 2002, Wellington Management Company, LLP will become the sole manager of the Enterprise Accumulation Trust Managed Portfolio. Sanford C. Bernstein & Co., LLC will no longer co-manage the Portfolio.

   Registration No. 333-72596               Form No. 14544 SL (Supp 8/23/02)
   Registration No. 333-72578               Form No. 14545 SL (Supp 8/23/02)
   Registration No. 333-56969               Form No. 14428 SL (Supp 8/23/02)
   Registration No. 333-64417               Form No. 14430 SL (Supp 8/23/02)
                                            Form No. 14552 SA (Supp 8/23/02)